Annual Total Returns [BarChart] - iShares 10-20 Year Treasury Bond ETF - iShares 10-20 Year Treasury Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	21.58%
Annual Return 2012	4.09%
Annual Return 2013	(8.48%)
Annual Return 2014	14.42%
Annual Return 2015	1.28%
Annual Return 2016	0.91%
Annual Return 2017	4.06%
Annual Return 2018	(0.10%)
Annual Return 2019	10.83%
Annual Return 2020	13.60%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -11.88%.